Nature of the Business	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business

Note 1 — Nature of the Business

MJ Holdings, Inc. (OTCQB: MJNE) is a highly-diversified cannabis holding company providing cultivation management, asset and infrastructure development – currently concentrated in the Las Vegas market. It is the Company’s intention to grow its business and provide a 360-degree spectrum of infrastructure, including, cannabis cultivation, production of cannabis related products, management services, dispensaries and consulting services. The Company intends to grow its business through joint ventures with existing companies possessing complementary subject matter expertise, acquisition of existing companies and through the development of new opportunities. The Company intends to “prove the concept” profitably in the rapidly expanding Las Vegas market and then use that anticipated success as a template for replicating the concept in other developing states through a combination of strategic partnerships, acquisitions and opening new operations.

The Company was incorporated on November 17, 2006, as Securitas EDGAR Filings, Inc. under the laws of the State of Nevada. Prior to the formation of Securitas EDGAR Filings Inc., the business was operated as Xpedient EDGAR Filings, LLC, a Florida Limited Liability Company, formed on October 31, 2005. On November 21, 2005, Xpedient EDGAR Filings LLC amended its Articles of Organization to change its name to Securitas EDGAR Filings, LLC. On January 21, 2009, Securitas EDGAR Filings LLC merged into Securitas EDGAR Filings, Inc., a Nevada corporation. On February 14, 2014, the Company amended and restated its Articles of Incorporation and changed its name to MJ Holdings, Inc.

On November 22, 2016, in connection with a plan to divest the Company of its real estate business, the Company submitted to its stockholders an offer to exchange (the “Exchange Offer”) its common stock for shares in MJ Real Estate Partners, LLC, (“MJRE”) a newly formed LLC formed for the sole purpose of effecting the Exchange Offer. On January 10, 2017, the Company accepted for exchange 1,800,000 shares of its Common Stock in exchange for 1,800,000 shares of MJRE’s common units, representing membership interests in MJRE. Effective February 1, 2017, the Company transferred its ownership interests in the real estate properties and its subsidiaries, through which the Company held ownership of the real estate properties, to MJRE. MJRE also assumed the senior notes and any and all obligations associated with the real estate properties and business, effective February 1, 2017.

COVID-19

COVID-19 has caused and continues to cause significant loss of life and disruption to the global economy, including the curtailment of activities by businesses and consumers in much of the world as governments and others seek to limit the spread of the disease, and through business and transportation shutdowns and restrictions on people’s movement and congregation.

As a result of the pandemic, the Company has experienced, and continues to experience, weakened demand for its products. Many of its customers have been unable to sell its products in customer stores due to government-mandated closures and have deferred or significantly reduced orders for the Company’s products. The Company expects these trends to continue until such closures are significantly curtailed or lifted. In addition, the pandemic has reduced foot traffic in the stores where its products are sold that remain open, and the global economic impact of the pandemic has temporarily reduced consumer demand for its products as they focus on purchasing essential goods.

Given these factors, the Company anticipates that the greatest impact from the COVID-19 pandemic in 2020 occurred in the second and third quarters and resulted in a significant net sales decline in its quarterly results.

In addition, certain of its suppliers and the manufacturers of certain of its products were adversely impacted by COVID-19. As a result, the Company faced delays or difficulty sourcing products, which negatively affected its business and financial results. Even if the Company were able to find alternate sources for such products, it may cost more and cause delays in its supply chain, which could adversely impact its profitability and financial condition.

The Company has taken actions to protect its employees in response to the pandemic, including closing its corporate offices and requiring its office employees to work from home. At its grow facilities, certain practices are in effect to safeguard workers, including a staggered work schedule, and the Company is continuing to monitor direction from local and national governments carefully.

As a result of the impact of COVID-19 on its financial results, and the anticipated future impact of the pandemic, the Company has implemented cost control measures and cash management actions, including:

●	Furloughing a significant portion of its employees; and

●	Implementing 20% salary reductions across its executive team and other members of upper-level management; and

●	Executing reductions in operating expenses, planned inventory levels and non-product development capital expenditures; and

●	Proactively managing working capital, including reducing incoming inventory to align with anticipated sales.

Note 1 — Description of Business

MJ Holdings, Inc. (OTCQB: MJNE) is a highly-diversified cannabis holding company providing cultivation management, asset and infrastructure development – currently concentrated in the Las Vegas market. It is the Company’s intention to grow its business and provide a 360-degree spectrum of infrastructure, including, cannabis cultivation, production of cannabis related products, management services, dispensaries and consulting services. The Company intends to grow its business through joint ventures with existing companies possessing complementary subject matter expertise, acquisition of existing companies and through the development of new opportunities. The Company intends to “prove the concept” profitably in the rapidly expanding Las Vegas market and then use that anticipated success as a template for replicating the concept in other developing states through a combination of strategic partnerships, acquisitions and opening new operations.

The Company was incorporated on November 17, 2006, as Securitas EDGAR Filings, Inc. under the laws of the State of Nevada. Prior to the formation of Securitas EDGAR Filings Inc., the business was operated as Xpedient EDGAR Filings, LLC, a Florida Limited Liability Company, formed on October 31, 2005. On November 21, 2005, Xpedient EDGAR Filings LLC amended its Articles of Organization to change its name to Securitas EDGAR Filings, LLC. On January 21, 2009, Securitas EDGAR Filings LLC merged into Securitas EDGAR Filings, Inc., a Nevada corporation. On February 14, 2014, the Company amended and restated its Articles of Incorporation and changed its name to MJ Holdings, Inc.

On November 22, 2016, in connection with a plan to divest ourselves of the Company’s real estate business, the Company submitted to its stockholders an offer to exchange (the “Exchange Offer”) its common stock for shares in MJ Real Estate Partners, LLC, (“MJRE”) a newly-formed LLC formed for the sole purpose of effecting the Exchange Offer. On January 10, 2017, the Company accepted for exchange 1,800,000 shares of its Common Stock in exchange for 1,800,000 shares of MJRE’s common units, representing membership interests in MJRE. Effective February 1, 2017, the Company transferred its ownership interests in the real estate properties and its subsidiaries, through which the Company held ownership of the real estate properties, to MJRE. MJRE also assumed the senior notes and any and all obligations associated with the real estate properties and business, effective February 1, 2017.

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and December 31, 2020